Employee Benefits and Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits and Stock Compensation [Abstract]
Summary of stock option and SSARs activity

The following table presents a summary of stock option and SSARs activity for the years ended December 31, 2012, 2011 and 2010:

	Number of Shares	Option or SSAR Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Dec. 31, 2009	558,000	$7.46 – 27.36	$21.21	$0
Granted	0	0	0

Exercised	0	0	0
Expired	0	0	0
Cancelled	(11,000)	7.46 – 26.72	11.88

Dec. 31, 2010	547,000	17.08 – 27.36	21.39	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(12,000)	17.08 – 26.72	20.14

Dec. 31, 2011	535,000	17.08 – 27.36	21.42	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(99,000)	17.08 – 26.72	22.66

Dec. 31, 2012	436,000	17.08 – 27.36	21.12	0

Summary of stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Options / SSARs Outstanding		Options / SSARs Exercisable (Vested)
Number of Shares Outstanding	Weighted Average Remaining Contractual Life in Years	Number of Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
436,000	2.75	436,000	21.12	2.75	$0

Summary of non-vested restricted stock awards

Non-vested restricted stock awards totaling 899,000 shares were outstanding at December 31, 2012, 187,000 less than at December 31, 2011, and are as follows:

Number of Non-Vested Restricted Stock Award Shares	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
899,000	$844,000	2.96